PLAN SPIN OFF (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Schedule Of Plan Spin Off [Line Items]
Transfer out to another plan (see Note 11)	$ 0	$ 7,832,029